SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES - Schedule of basic net income (loss) per share of common stock (Details) - USD ($)	3 Months Ended		6 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2024	Dec. 31, 2023
Redeemable
Numerator:
Allocation of net income, as adjusted		$ 186,854		$ 59,067
Denominator:
Basic weighted average common stock outstanding (in shares)		84,173		85,463
Basic net income per common stock (in dollars per share)		$ 2.22		$ 0.69
Non-redeemable
Numerator:
Allocation of net income, as adjusted	$ (419,690)	$ 186,146	$ 10,328,343	$ 57,955
Denominator:
Basic weighted average common stock outstanding (in shares)	377,287	83,854	316,846	83,854
Basic net income per common stock (in dollars per share)	$ (1.11)	$ 2.22	$ 32.6	$ 0.69